Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt	LONG-TERM DEBT
		2020		2019	2020	2019
Current Portion of Long-Term Debt
Real Estate Credit Facility	US	$704	US	$—	$896	$—

Long-Term Debt
Senior Credit Facility	US	$74,650	US	$—	$95,041	$—
Real Estate Credit Facility		9,797		—	12,474	—
Unsecured Senior Notes:
6.5% senior notes due 2021		—		90,625	—	117,678
7.75% senior notes due 2023		285,734		344,845	363,782	447,792
5.25% senior notes due 2024		263,205		307,690	335,099	399,545
7.125% senior notes due 2026		347,765		369,735	442,757	480,112
	US	$981,151	US	$1,112,895	1,249,153	1,445,127
Less net unamortized debt issue costs					(12,943)	(17,946)
					$1,236,210	$1,427,181

	Senior Credit Facility	Unsecured Senior Notes	Real Estate Credit Facility	Debt Issue Costs	Total
Balance December 31, 2018	$—	$1,729,351	$—	$(23,098)	$1,706,253
Changes from financing cash flows:
Redemption / repurchase of unsecured senior notes	—	(198,387)	—	—	(198,387)
Non-cash changes:
Gain on redemption / repurchase of unsecured senior notes	—	(6,815)	—	—	(6,815)
Amortization of debt issue costs	—	—	—	5,152	5,152
Foreign exchange adjustment	—	(79,022)	—	—	(79,022)
Balance December 31, 2019	—	1,445,127	—	(17,946)	1,427,181
Changes from financing cash flows:
Redemption / repurchase of unsecured senior notes	—	(240,793)	—	—	(240,793)
Repayment of long-term debt	(37,243)	—	(76)	—	(37,319)
Proceeds from Senior Credit Facility	137,255	—	—	—	137,255
Proceeds from Real Estate Credit Facility	—	—	13,811	—	13,811
Addition of debt issue costs	—	—	—	(354)	(354)
Non-cash changes:
Gain on redemption / repurchase of unsecured senior notes	—	(43,814)	—	—	(43,814)
Amortization of debt issue costs	—	—	—	5,350	5,350
Reclassified to current portion of long-term debt	—	—	(896)	—	(896)
Foreign exchange adjustment	(4,971)	(18,882)	(365)	7	(24,211)
Balance December 31, 2020	$95,041	$1,141,638	$12,474	$(12,943)	$1,236,210

Current and Long-Term Debt Obligations	Precision’s current and long-term debt obligations at December 31, 2020 will mature as follows:

2021	$896
2022	896
2023	459,719
2024	335,995
Thereafter	452,543
$1,250,049

Disclosure of Listing of Currently Applicable Restrictive and Financial Covenants Explanatory

Following is a listing of the currently applicable restrictive and financial covenants as at December 31, 2020:

	Covenant	At December 31, 2020
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA(1)	≤ 2.50	0.23
Consolidated covenant EBITDA to consolidated interest expense	≥ 1.75	2.68

Real Estate Credit Facility
Consolidated covenant EBITDA to consolidated interest expense	≥ 1.75	2.68

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	2.57

(1)   For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.